Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets [Line Items]
Beginning balance, Cost	$ 18,670,418	$ 15,276,146
Ending balance, Cost	20,941,478	18,670,418
Beginning balance, Accumulated Amortization	11,682,887	10,925,609
Ending balance, Accumulated Amortization	13,084,748	11,682,887
Balance, Net Book Value	7,856,730	6,987,531
Additions, Cost	2,271,000	3,405,862
Foreign exchange, Cost		(11,590)
Additions, Accumulated Amortization	1,401,861	762,094
Foreign exchange, Accumulated Amortization		(4,816)
Development Costs [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance, Cost	16,709,798	13,315,526
Ending balance, Cost	18,989,858	16,709,798
Beginning balance, Accumulated Amortization	9,722,267	9,058,517
Ending balance, Accumulated Amortization	11,124,128	9,722,267
Balance, Net Book Value	7,856,730	6,987,531
Additions, Cost	2,271,000	3,405,862
Foreign exchange, Cost		(11,590)
Additions, Accumulated Amortization	1,401,861	668,566
Foreign exchange, Accumulated Amortization		(4,816)
Uniden License [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance, Cost	116,726	116,726
Ending balance, Cost	116,726	116,726
Beginning balance, Accumulated Amortization	116,726	116,726
Ending balance, Accumulated Amortization	116,726	116,726
Balance, Net Book Value
Additions, Cost
Foreign exchange, Cost
Additions, Accumulated Amortization
Foreign exchange, Accumulated Amortization
E-Wave License [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance, Cost	1,321,257	1,321,257
Ending balance, Cost	1,321,257	1,321,257
Beginning balance, Accumulated Amortization	1,321,257	1,321,257
Ending balance, Accumulated Amortization	1,321,257	1,321,257
Balance, Net Book Value
Additions, Cost
Foreign exchange, Cost
Additions, Accumulated Amortization
Foreign exchange, Accumulated Amortization
Clear RF Patent + Supplier relationship [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance, Cost	522,637	522,637
Ending balance, Cost	522,637	522,637
Beginning balance, Accumulated Amortization	522,637	429,109
Ending balance, Accumulated Amortization	522,637	522,637
Balance, Net Book Value
Additions, Cost
Foreign exchange, Cost
Additions, Accumulated Amortization		93,528
Foreign exchange, Accumulated Amortization